Income Tax	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax

Note 10. Income Tax:

Income tax benefit for the nine months ended September 30, 2021 and 2020 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2021		2020
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ 1,324,357	25	$ 1,719,430	25
Decrease due to:
Different tax rates on foreign subsidiaries	(190,559)	(4)	(131,633)	(2)
Non-deductible expenses	(15,585)	0	(149,298)	(2)
Change in valuation allowance and other	(1,118,213)	(21)	(593,315)	(9)
	$ 0	0	$ 845,184	12

The Company recorded income tax benefit of $0 and $0.8 million for the nine months ended September 30, 2021 and 2020, respectively. The Company recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. As part of the US government response to the COVID-19 pandemic, the U.S. Congress passed the CARES act in late March 2020 which, among other things, allowed companies to carryback losses incurred in 2018, 2019 and 2020. The Company recorded an income tax benefit in 2020 to reflect the carryback of U.S. taxable losses incurred in 2020 and 2019 to offset taxable income in 2018. The Company has an income tax receivable of $8.7 million related to the carryback of losses as noted above and prior year overpayments resulting from revisions to management's estimates of the timing and amount of deductions available to the Company's U.S. subsidiary associated with the write-off of certain subsidiaries primarily related to the Company's previous investment in the Brisas Project.

The components of the Canadian and U.S. deferred income tax assets and liabilities as of September 30, 2021 and December 31, 2020 were as follows:

	September 30,	December 31,
	2021	2020
Deferred income tax assets
Net operating loss carry forwards	$39,515,300	$35,650,114
Property, Plant and Equipment	2,611,418	5,676,072
Other	1,549,900	1,638,122
Total deferred income tax asset	43,676,618	42,964,308
Valuation allowance	(43,597,558)	(42,958,243)
Deferred income tax assets net of valuation allowance	$79,060	$6,065

Deferred income tax liabilities
Other	(79,060)	(6,065)
Net deferred income tax asset	$-	$-

At September 30, 2021, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

	U.S.	Canadian	Expires
$		$ 2,062,125	2026
		3,827,035	2027
		14,586,915	2028
		13,824,127	2029
		17,078,940	2030
		19,124,459	2031
		5,548,816	2032
		8,066,837	2033
		9,346,654	2034
		13,341,659	2035
		15,861,828	2036
		11,961,995	2037
		1,144,730	2038
		2,983,494	2039
		4,434,835 13,284,297	2040 2041
	1,883,874		-
	$1,883,874	$ 156,478,746